PARTNERSHIP CAPITAL - Capital Categories (Details) shares in Millions, $ in Millions, $ in Millions				1 Months Ended	12 Months Ended
		Jul. 29, 2020 CAD ($) shares	Oct. 16, 2018 USD ($) shares	Jul. 31, 2019 shares	Dec. 31, 2020 USD ($) shares		Dec. 31, 2019 USD ($) shares		Dec. 31, 2018 USD ($) shares
Changes in equity [abstract]
Balance as					$ 22,177		$ 14,668		$ 13,474
Unit issuance	[1]				9		809		588
Unit repurchases	[1]						(29)		(31)
Balance as					21,673		22,177		14,668
Limited Partners
Changes in equity [abstract]
Balance as					5,048		4,513		4,967
Unit issuance	[1]				9		559		14
Unit repurchases	[1]						(28)		(30)
Balance as					4,233		5,048		4,513
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield
Changes in equity [abstract]
Balance as					2,039		1,823		2,012
Unit issuance	[1]				0		250
Balance as					$ 1,687		$ 2,039		$ 1,823
Partners' capital | Special General Partner and Limited Partner
Changes in equity [abstract]
Opening balance (in shares) | shares					295.1		278.9		278.2
Issued for cash (in shares) | shares					0.2		13.8		0.3
Conversion from Exchange LP Units (in shares) | shares					0.3		3.2		1.3
Conversion from BIPC exchangeable shares (in shares) | shares					1.4		0.0		0.0
Repurchased and cancelled (in shares) | shares					0.0		0.8		0.9
Ending balance (in shares) | shares					297.0		295.1		278.9
Balance as					$ 5,514		$ 4,930		$ 4,926
Unit issuance					9		559		14
Conversion from Exchange LP Units					3		53		20
Conversion from BIPC exchangeable shares					19		0		0
Unit repurchases					0		(28)		(30)
Balance as					$ 5,545		$ 5,514		$ 4,930
Partners' capital | Special General Partner
Changes in equity [abstract]
Opening balance (in shares) | shares					1.6		1.6		1.6
Issued for cash (in shares) | shares					0.0		0.0		0.0
Conversion from Exchange LP Units (in shares) | shares					0.0		0.0		0.0
Conversion from BIPC exchangeable shares (in shares) | shares					0.0		0.0		0.0
Repurchased and cancelled (in shares) | shares					0.0		0.0		0.0
Ending balance (in shares) | shares					1.6		1.6		1.6
Balance as					$ 19		$ 19		$ 19
Unit issuance					0		0		0
Conversion from Exchange LP Units					0		0		0
Conversion from BIPC exchangeable shares					0		0		0
Unit repurchases					0		0		0
Balance as					$ 19		$ 19		$ 19
Partners' capital | Limited Partners
Changes in equity [abstract]
Opening balance (in shares) | shares					293.5		277.3		276.6
Issued for cash (in shares) | shares				13.5	0.2		13.8		0.3
Conversion from Exchange LP Units (in shares) | shares					0.3		3.2		1.3
Conversion from BIPC exchangeable shares (in shares) | shares					1.4		0.0		0.0
Repurchased and cancelled (in shares) | shares					0.0		0.8		0.9
Ending balance (in shares) | shares					295.4		293.5		277.3
Balance as					$ 5,495		$ 4,911		$ 4,907
Unit issuance	[1]				9		559		14
Conversion from Exchange LP Units					3		53		20
Conversion from BIPC exchangeable shares					19		0		0
Unit repurchases					0		(28)	[1]	(30)	[1]
Balance as					$ 5,526		$ 5,495		$ 4,911
Partners' capital | Non-Controlling Interest—Redeemable Partnership Units held by Brookfield
Changes in equity [abstract]
Opening balance (in shares) | shares					121.9		115.8		115.8
Issued for cash (in shares) | shares				6.1	0.0		6.1		0.0
Ending balance (in shares) | shares					121.9		121.9		115.8
Balance as					$ 2,328		$ 2,078		$ 2,078
Unit issuance					0	[1]	250	[1]	0
Balance as					$ 2,328		$ 2,328		$ 2,078
Partners' capital | Non-controlling interest— BIPC exchangeable shares
Changes in equity [abstract]
Opening balance (in shares) | shares					0.0		0.0		0.0
Issued for cash (in shares) | shares		5.0
Non-cash issuance (in shares) | shares					46.3		0.0		0.0
Class A shares of Brookfield Infrastructure Corporation conversion (in shares) | shares					(1.4)		0.0		0.0
Ending balance (in shares) | shares					44.9		0.0		0.0
Balance as					$ 0		$ 0		$ 0
Unit issuance		$ 305
BIPC exchangeable shares conversion					(19)		0		0
Balance as					$ (19)		$ 0		$ 0
Partners' capital | Non-controlling interest— Exchange LP Units
Changes in equity [abstract]
Opening balance (in shares) | shares					1.2		4.4		0.0
Issued for cash (in shares) | shares			5.7		0.1		0.0		5.7
Exchange LP conversion (in shares) | shares					(0.3)		(3.2)		(1.3)
Ending balance (in shares) | shares					1.0		1.2		4.4
Balance as					$ 159		$ 212		$ 0
Unit issuance			$ 232		0		0		232
Exchange LP conversion					(3)		(53)		(20)
Balance as					$ 156		$ 159		$ 212
Preferred Unitholders Capital
Changes in equity [abstract]
Opening balance (in shares) | shares					49.9		49.9		32.0
Issued for cash (in shares) | shares					8.0		0.0		18.0
Repurchased and cancelled (in shares) | shares					0.0		0.0		(0.1)
Ending balance (in shares) | shares					57.9		49.9		49.9
Balance as					$ 935		$ 936		$ 595
Unit issuance					195		0	[1]	342	[1]
Unit repurchases	[1]						(1)		(1)
Repurchased and cancelled					0		(1)		(1)
Balance as					$ 1,130		$ 935		$ 936

[1]	Refer to Note 26, Partnership Capital.